Property and Equipment	12 Months Ended
Mar. 31, 2022
Property Plant And Equipment Abstract
Property and Equipment [Text Block]
9. Property and Equipment

The following is a summary of activities for the years ended March 31, 2022, March 31, 2021 and March 31, 2020:

				Demonstration	Leased	EV		Leasehold
	Computers	Furniture	Automobiles	Electric Buses	Asset	Equipment	Land	Improvements	Total
Cost
Balance, March 31, 2020	$51,849	$43,058	$94,256	$832,463	$672,151	$691,703	$800,717	$50,016	$3,236,213
Additions	41,223	15,832	150,990	-	-	142,811	600	1,226	352,682
Transfers from inventory	-	-	-	360,679	-	-	-	-	360,679
Transfers to inventory	-	-	-	(102,158)	-	-	-	-	(102,158)
Write down of asset	-	-	-	(45,679)	-	-	-	-	(45,679)
Foreign exchange translation	778	1,989	-	-	-	-	-	-	2,767
Balance, March 31, 2021	$93,850	$60,879	$245,246	$1,045,305	$672,151	$834,514	$801,317	$51,242	$3,804,504
Additions	73,340	16,811	218,829	-	-	220,771	-	49,173	578,924
Transfers from inventory	-	-	-	1,711,951	-	-	-	-	1,711,951
Transfers from finance lease receivables	-	-	-	255,059	-	-	-	-	255,059
Transfers to inventory	-	-	-	(299,538)	-	-	-	-	(299,538)
Foreign exchange translation	44	156	-	-	-	-	-	-	200
Balance, March 31, 2022	$167,234	$77,846	$464,075	$2,712,777	$672,151	$1,055,285	$801,317	$100,415	$6,051,100

Depreciation and impairment losses
Balance, March 31, 2020	$16,924	$17,011	$20,126	$163,675	$625,620	$638,284	$-	$15,044	$1,496,684
Depreciation	20,200	7,576	19,916	65,434	8,410	40,153	-	10,561	172,250
Transfers to inventory	-	-	-	(12,770)	-	-	-	-	(12,770)
Foreign exchange translation	762	1,002	-	-	-	-	-	-	1,764
Balance, March 31, 2021	$37,886	$25,589	$40,042	$216,339	$634,030	$678,437	$-	$25,605	$1,657,928
Depreciation	39,870	9,695	39,259	197,382	33,312	90,919	-	18,020	428,458
Transfers to inventory	-	-	3,600	-	-	-	-	-	3,600
Write down of asset	-	-	-	517,626	-	-	-	-	517,626
Foreign exchange translation	43	128	-	-	-	-	-	-	171
Balance, March 31, 2022	$77,799	$35,412	$82,901	$931,347	$667,342	$769,356	$-	$43,625	$2,607,783

Carrying amounts
As at March 31, 2020	$34,925	$26,047	$74,130	$668,788	$46,531	$53,419	$800,717	$34,972	$1,739,529

As at, March 31, 2021	$55,964	$35,290	$205,204	$828,966	$38,121	$156,077	$801,317	$25,637	$2,146,576

As at, March 31, 2022	$89,435	$42,434	$381,173	$1,781,430	$4,809	$285,930	$801,317	$56,789	$3,443,317

During the year ended March 31, 2022 the Company transferred eight EV Stars from Inventory to PPE that were being used as demonstration vehicles, and one of these eight EV Stars was subsequently transferred to inventory and sold. The Company also transferred one EV 350 bus from inventory to Property and Equipment, that is being leased to a customer under a short-term operating lease, and one EV 250 that was previously on a finance lease where the Company and the Lessee entered into a mutual release on the finance lease. During the year ended March 31, 2022 the Company wrote down the value of Property plant and equipment to its estimated recoverable amount by a total of $517,626 associated with one EV 250, one EV 350, and two Synapse shuttle buses.

During the year ended March 31, 2021 the Company transferred one EV Star from Property and Equipment to inventory, and this vehicle was subsequently sold. We also transferred one Synapse school bus from inventory to Property and Equipment, and this vehicle was subsequently written down by $45,679 to its estimated recoverable amount.